As filed with the Securities and Exchange Commission on January 28, 2013

1933 Act File No. 333-

1940 Act File No. 811-22758

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-2

(Check appropriate box or boxes)

REGISTRATION STATEMENT	☒

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

and

REGISTRATION STATEMENT	☒

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 4	☒

PIMCO Dynamic Credit Income Fund

(Exact Name of Registrant as Specified in Charter)

1633 Broadway

New York, New York 10019

(Address of Principal Executive Offices)

(Number, Street, City, State, Zip Code)

(212) 739-3222

(Registrant’s Telephone Number, including Area Code)

Thomas J. Fuccillo, Esq.

c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, New York 10019

(Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

Copies of Communications to:

David C. Sullivan, Esq. Ropes & Gray LLP Prudential Tower, 800 Boylston Street Boston, Massachusetts 02199	Michael K. Hoffman, Esq. Skadden, Arps, Slate, Meagher & Flom LLP Four Times Square New York, New York 10036

Approximate Date of Proposed Public Offering:

Upon the effectiveness of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box   ☐.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c).

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act and the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-184290.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Unit(1)	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee(2)
Common Shares, par value $.00001	7,150,000 Shares	$25.00	$178,750,000	$24,382

(1)	Estimated solely for purposes of calculating the registration fee.
(2)	Includes common shares that may be offered by the Underwriters pursuant to an option to cover over-allotments.

EXPLANATORY NOTE

This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-184290), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents refiled herewith), declared effective on January 28, 2013, are incorporated herein by reference.

PART C—OTHER INFORMATION

Item 25:	Financial Statements and Exhibits

1.	Financial Statements:

The Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-2 (File No. 333-184290) as filed on December 18, 2012, and are incorporated by reference.

2.	Exhibits:

a.	Amended and Restated Agreement and Declaration of Trust dated December 12, 2012.(1)

b.	Amended and Restated Bylaws of Registrant dated December 12, 2012.(1)

c.	None.

d.1	Article III (Shares) and Article V (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust.(1)

d.2	Article 10 (Shareholders’ Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant.(1)

d.3	Form of Share Certificate of the Common Shares.(1)

e.	Terms and Conditions of Dividend Reinvestment Plan.(1)

f.	None.

g.1	Investment Management Agreement between Registrant and Allianz Global Investors Fund Management LLC.(1)

g.2	Portfolio Management Agreement between Allianz Global Investors Fund Management LLC and Pacific Investment Management Company LLC (“PIMCO”).(1)

h.1	Form of Underwriting Agreement.(1)

h.2	Form of Master Selected Dealers Agreement.(1)

h.3	Form of Master Agreement Among Underwriters.(1)

h.4	Form of Structuring Fee Agreement for UBS Securities LLC.(1)

h.5	Form of Structuring Fee Agreement for Citigroup Global Markets Inc.(1)

h.6	Form of Structuring Fee Agreement for Morgan Stanley & Co. LLC.(1)

h.7	Form of Structuring Fee Agreement for Wells Fargo Securities, LLC.(1)

h.8	Form of Structuring Fee Agreement for Barclays Capital Inc.(1)

h.9	Form of Structuring Fee Agreement for RBC Capital Markets, LLC.(1)

i.	None.

j.	Custodian Agreement between Registrant and State Street Bank & Trust Company.(1)

k.1	Certificate of Appointment of American Stock Transfer & Trust Company, LLC as Transfer Agent and Registrar.(1)

k.2	Regulations of American Stock Transfer & Trust Company, LLC.(1)

k.3	Organizational and Offering Expenses Reimbursement Agreement between Registrant and PIMCO.(1)

k.4	Support Services Agreement between Registrant and Allianz Global Investors Distributors LLC.(1)

k.5	Support Services Agreement between Registrant and PIMCO Investments LLC.(1)

l.	Opinion and consent of Ropes & Gray LLP—filed herewith.

m.	None.

n.	Consent of Registrant’s independent registered public accounting firm—filed herewith.

o.	None.

p.	Subscription Agreement.(1)

q.	None.

r.1	Amended and Restated Code of Ethics of Registrant.(1)

r.2	Code of Ethics of Allianz Global Investors Fund Management LLC.(1)

r.3	Code of Ethics of PIMCO.(1)

r.4	Code of Ethics Pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 for Principal Executive and Senior Financial Officers.(1)

s.	Powers of Attorney for Deborah A. DeCotis, Bradford K. Gallagher, James A. Jacobson, Hans W. Kertess, John C. Maney, William B. Ogden IV and Alan Rappaport.(2)

(1)	Filed as an exhibit to pre-effective amendment no. 3 to Registrant’s Registration Statement on Form N-2 relating to its Common Shares of beneficial interest, File Nos. 333-184290 and 811-22758 (filed January 25, 2013).
(2)	Filed as an exhibit to pre-effective amendment no. 2 to Registrant’s Registration Statement on Form N-2 relating to its Common Shares of beneficial interest, File Nos. 333-184290 and 811-22758 (filed December 18, 2012).

Item 26:	Marketing Arrangements

See the Form of Underwriting Agreement, the Form of Master Selected Dealers Agreement, the Form of Master Agreement Among Underwriters, the Form of Structuring Fee Agreement for UBS Securities LLC, the Form of Structuring Fee Agreement for Citigroup Global Markets Inc., the Form of Structuring Fee Agreement for Morgan Stanley & Co. LLC, the Form of Structuring Fee Agreement for Wells Fargo Securities, LLC, the Form of Structuring Fee Agreement for Barclays Capital Inc. and the Form of Structuring Fee Agreement for RBC Capital Markets, LLC filed as Exhibit h.1, Exhibit h.2, Exhibit h.3, Exhibit h.4, Exhibit h.5, Exhibit h.6, Exhibit h.7, Exhibit h.8 and Exhibit h.9, respectively, to the Registration Statement previously filed on Form N-2 (File No. 333-184290).

Item 27:	Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$474,502
Financial Industry Regulatory Authority, Inc. Fees	225,500
Printing and Postage Expenses	355,000
Legal Fees	375,000
New York Stock Exchange Fees	40,000
Marketing Expenses	250,000
Underwriting Reimbursement	60,000

Total*	1,780,002

*	Estimated expenses. The expenses set forth above include the expenses associated with the issuance and distribution of the Fund’s Common Shares of beneficial interest whose offering was registered pursuant to the Fund’s Registration Statement on Form N-2 (File No. 333-184290).

Item 28:	Persons Controlled by or under Common Control with Registrant

Not applicable.

Item 29:	Number of Holders of Securities

At December 31, 2012:

Title of Class	Number of Record Holders
Common Shares, par value $0.00001	1

Item 30:	Indemnification

Reference is made to Article VIII, Sections 1 through 4, of the Registrant’s Amended and Restated Agreement and Declaration of Trust, previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-184290).

The form of Underwriting Agreement filed herewith provides for each of the parties thereto, including the Registrant and the underwriters, to indemnify others, their directors or trustees, officers, agents, affiliates and persons who control them against certain liabilities in connection with the offering as described herein, including certain liabilities under the federal securities laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust’s Agreement and Declaration of Trust, its Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Reference is made to section 9.4 of the Form of Master Agreement Among Underwriters previously filed as an exhibit to the Registration Statement on Form N-2 (File No. 333-184290).

Item 31:	Business and Other Connections of Investment Adviser

Descriptions of the business of Allianz Global Investors Fund Management LLC, the Registrant’s investment manager and Pacific Investment Management Company LLC, the Registrant’s portfolio manager, are set forth under the captions “Investment Manager” and “Portfolio Manager” under “Management of the Fund” in both the Prospectus and Statement of Additional Information forming part of this Registration Statement. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of Allianz Global Investors Fund Management LLC and Pacific Investment Management Company LLC.

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Name	Position with AGIFM	Other Connections

John Carroll	Member — Management Board	Managing Director and Chief Executive Officer of Allianz Global Investor Distributors LLC, Member — Executive Committee of Allianz Global Investors U.S. Holdings LLC, and Member — Management Board of Allianz Global Investors U.S. LLC.

David Jobson	Member — Management Board	Managing Director of Allianz Global Investor Distributors LLC.

John C. Maney	Management Board and Managing Director	Member — Management Board, Managing Director and Chief Operating Officer of Allianz Asset Management of America LLC, Sole Member - Management Board, Managing Director and

Name	Position with AGIFM	Other Connections
COO of Allianz Asset Management of America L.P., COO of Allianz Asset Management U.S. Holding II LLC, Director and COO of PIMCO Global Advisors (Resources) Limited, EVP of PIMCO Japan Ltd, Member — Board of Directors and COO of Allianz Asset Management of America Holdings Inc., Sole Member - Board of Directors and COO of Oppenheimer Group, Inc.

Brian Shlissel	Member -Management Board and Managing Director	None.

Julian Slayters	Member - Management Board	Member — Management Board of Allianz Global Investors U.S. LLC.

Michael J. Puntoriero	Chief Financial Officer	Chief Financial Officer of Allianz Asset Management of America Holdings Inc., Allianz Asset Management U.S. Holding II LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., Pacific Investment Management Company LLC, PIMCO Australia Pty Ltd., PIMCO Global Holdings LLC, PIMCO Canada Corp., PIMCO Europe Limited, PIMCO Global Advisors LLC, PIMCO Japan Ltd., StocksPLUS Management Inc.; Managing Director and Chief Financial Officer of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Global Investors U.S. LLC, Allianz Global Investors U.S. Holdings LLC; Director and Chief Financial Officer of PIMCO Global Advisors (Resources) Limited; Managing Director of Allianz Global Investors Distributors LLC.

Lawrence G. Altadonna	Senior Vice President	None.

Thomas J. Fuccillo	Executive Vice President, Chief Legal Officer and Secretary	Executive Vice President of Allianz Global Investors U.S. Holdings LLC.

James T. Funaro	Senior Vice President - Tax Matters	Senior Vice President of Allianz Asset Management of America L.P. and Allianz Asset Management of America Holdings Inc.; Senior Vice President — Tax Matters of Allianz Asset Management of America LLC, Allianz Global Investors U.S. LLC, Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., and StocksPLUS Management, Inc.

Name	Position with AGIFM	Other Connections

Vinh T. Nguyen	Senior Vice President and Treasurer	Senior Vice President and Treasurer of Allianz Asset Management of America LLC, Allianz Asset Management of America L.P., Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Global Investors U.S. LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., Pacific Investment Management Company LLC, PIMCO Global Holdings LLC, PIMCO Global Advisors LLC, PIMCO Global Advisors (Resources) Limited, Vice President and Controller of PIMCO Australia Pty. Ltd., PIMCO Europe Limited and PIMCO Japan Ltd., Treasurer of Allianz Asset Management U.S. Holding II LLC, Caywood - Scholl Capital Management LLC.

Colleen Martin	Senior Vice President and Controller	Senior Vice President and Controller of Allianz Asset Management of America LLC, Allianz Asset Management of America Holdings Inc., Allianz Global Investors U.S. LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC, Oppenheimer Group Inc., PIMCO Global Holdings LLC, PIMCO Global Advisers LLC, PIMCO Global Advisors (Resources) Limited; Controller of RCM Capital Management LLC, and StocksPlus Management Inc.; Chief Financial Officer, Financial Operations Principal, Senior Vice President and Controller of Allianz Global Investors Distributors LLC; Chief Financial Officer, Financial Operations Principal of PIMCO Investments LLC; and Controller of Allianz Asset Management U.S. Holding II LLC.

Albert A. Pisano	Senior Vice President and Chief Compliance Officer	Senior Vice President of Allianz Global Investors U.S. Holdings LLC.

Scott Whisten	Senior Vice President	None.

Kellie E. Davidson	Assistant Secretary	Secretary of Allianz Asset Management of America LLC, and Allianz Asset Management of America L.P., Assistant Secretary of Allianz Asset Management of America Holdings Inc., Allianz Global Investors Distributors LLC, Allianz Asset Management U.S. Holding II LLC, Allianz Global Investors U.S. Holdings LLC, NFJ Investment Group LLC, Oppenheimer Group, Inc., PIMCO Global Holdings LLC, PIMCO Global Advisors

Name	Position with AGIFM	Other Connections

LLC, PIMCO Global Advisors (Resources) Limited and Allianz Global Investors U.S. LLC.

Richard Cochran	Vice President	None.

Orhan Dzemaili	Vice President	None.

Pacific Investment Management Company LLC

840 Newport Center Drive, Suite 100

Newport Beach, CA 92660

Name	Position with PIMCO	Other Connections

Amey, Mike	Managing Director	Director, PIMCO Europe Limited

Anderson, Josh	Managing Director

Baker, Brian P.	Managing Director	Director, PIMCO Asia Pte Ltd. and PIMCO Asia Limited (Hong Kong)

Balls, Andrew T.	Managing Director

Benz II, William R.	Managing Director	Director, PIMCO Europe Limited, PIMCO Global Advisors (Ireland) Limited

Bhansali, Vineer	Managing Director

Bodereau, Philippe	Managing Director

Bosomworth, Andrew	Managing Director	Director, PIMCO Deutschland Gmblt

Bridwell, Jennifer S.	Managing Director

Callin, Sabrina C.	Managing Director	Acting Head of PIMCO Advisory; and Vice President, StocksPLUS Management, Inc.

Cupps, Wendy W.	Managing Director

Dada, Suhail H.	Managing Director

Dawson, Craig A.	Managing Director	Director, PIMCO Deutschland Gmblt, PIMCO Global Advisors (Ireland) Limited, PIMCO Luxembourg IV S.A.

De Leon, Bill	Managing Director

Dialynas, Chris P.	Managing Director

Durham, Jennifer E.	Managing Director and Chief Compliance Officer	Chief Compliance Officer, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT

El-Erian, Mohamed A.	Managing Director, Chief Executive Officer and Co- Chief Investment Officer	Senior Vice President, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT, CEO, PIMCO Global Advisors LLC, PIMCO Global Holdings LLC Formerly President and CEO of Harvard Management Co.

Flattum, David C.	Managing Director and General Counsel	Chief Legal Officer, PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust,

Name	Position with PIMCO	Other Connections
PIMCO Equity Series and PIMCO Equity Series VIT, Director, PIMCO Europe Limited, PIMCO Canada Corp., PIMCO Australia Pty Ltd., PIMCO Asia Ltd., Secretary, PIMCO Global Holdings LLC

Gomez, Michael	Managing Director

Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member	Director and Vice President, StocksPLUS Management, Inc., Senior Vice President of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series and PIMCO Equity Series VIT

Harris, Brent Richard	Managing Director and Executive Committee Member	Director and President, StocksPLUS Management, Inc., Trustee, Chairman and President of PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust. Trustee, Chairman and Senior Vice President, PIMCO Equity Series and PIMCO Equity Series VIT.

Hodge, Douglas M.	Managing Director and Chief Operating Officer	Trustee and Senior Vice President, PIMCO Funds, PIMCO Variable Insurance Trust and PIMCO ETF Trust; Senior Vice President, PIMCO Equity Series and PIMCO Equity Series VIT; Director and Vice President, StocksPLUS Management Inc.; Director, PIMCO Europe Ltd., PIMCO Asia Pte Ltd., PIMCO Australia Pty Ltd, PIMCO Japan Ltd., PIMCO Asia Limited (Hong Kong), PIMCO Canada Corp. COO, PIMCO Global Advisors LLC, PIMCO Global Holdings LLC

Holden, Brent L.	Managing Director

Hong, Ki Myung	Managing Director	Director, PIMCO Australia Pty Ltd., PIMCO Asia Pte Ltd., PIMCO Asia Ltd, PIMCO Japan Ltd. Formerly Vice Chairman of Asia Pacific, Bank of America Merrill Lynch

Ivascyn, Daniel J.	Managing Director

Jacobs IV, Lew W.	Managing Director	Director, PIMCO Europe Limited

Kiesel, Mark R.	Managing Director

Lahr, Chuck	Managing Director

Lown, David C.	Managing Director

Masanao, Tomoya	Managing Director

Mather, Scott A.	Managing Director

Mattu, Ravi K.	Managing Director	Formerly, Head of Research and Strategy, Citadel Securities.

McDevitt, Joseph V.	Managing Director	Director and Chief Executive Officer, PIMCO Europe Limited, Director, PIMCO Global Advisors (Ireland) Limited, PIMCO Luxembourg IV S.A.

Name	Position with PIMCO	Other Connections
Mead, Robert	Managing Director

Mewbourne, Curtis A.	Managing Director

Miller, John M.	Managing Director

Mogelof, Eric	Managing Director

Moore, James F.	Managing Director

Murata, Alfred	Managing Director

Ongaro, Douglas J.	Managing Director	SVP, PIMCO Investments LLC

Otterbein, Thomas J.	Managing Director

Pagani, Lorenzo	Managing Director

Parikh, Saumil H.	Managing Director

Ravano, Emanuele	Managing Director	Director, PIMCO Europe Limited

Rodosky, Stephen A.	Managing Director

Schneider, Jerome	Managing Director

Seidner, Marc Peter	Managing Director

Short, Jonathan D.	Managing Director	Chairman, PIMCO Investments LLC

Simon, W Scott	Managing Director

Stracke, Christian	Managing Director

Strelow, Peter G.	Managing Director

Sutherland, Eric	Managing Director	Head of Sales, PIMCO Investments LLC

Takano, Makoto	Managing Director	Director and President, PIMCO Japan Ltd.

Thimons, Josh	Managing Director

Vaden, Andrew T.	Managing Director

Wang, Qi	Managing Director

Wilson, Susan L.	Managing Director

Worah, Mihir P.	Managing Director

Young, Robert	Managing Director

Item 32: Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Allianz Global Investors Fund Management LLC, 1633 Broadway, New York, New York 10019, and Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite 100, Newport Beach, California 92660, or the Registrant’s custodian, State Street Bank and Trust Company, 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 33: Management Services

Not applicable.

Item 34: Undertakings

1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.	Not applicable.

3.	Not applicable.

4.	Not applicable.

5.	The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

b. For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6.	The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

NOTICE

A copy of the Amended and Restated Agreement and Declaration of Trust of PIMCO Dynamic Credit Income Fund (the “Fund”) is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 28th day of January, 2013.

PIMCO Dynamic Credit Income Fund

By:	/S/ BRIAN S. SHLISSEL
Name:	Brian S. Shlissel
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Capacity	Date

/S/ BRIAN S. SHLISSEL	President & Chief Executive Officer	January 28, 2013
Brian S. Shlissel

/S/ LAWRENCE G. ALTADONNA	Treasurer and Principal Financial and Accounting Officer	January 28, 2013
Lawrence G. Altadonna

DEBORAH A. DECOTIS*	Trustee	January 28, 2013
Deborah A. DeCotis

BRADFORD K. GALLAGHER*	Trustee	January 28, 2013
Bradford K. Gallagher

JAMES A. JACOBSON*	Trustee	January 28, 2013
James A. Jacobson

HANS W. KERTESS*	Trustee	January 28, 2013
Hans W. Kertess

JOHN C. MANEY*	Trustee	January 28, 2013
John C. Maney

WILLIAM B. OGDEN, IV*	Trustee	January 28, 2013
William B. Ogden, IV

ALAN RAPPAPORT*	Trustee	January 28, 2013
Alan Rappaport

* By:	/S/ BRIAN S. SHLISSEL
Brian S. Shlissel Attorney-In-Fact Date: January 28, 2013

INDEX TO EXHIBITS

Exhibit	Exhibit Name

l.	Opinion and consent of Ropes & Gray LLP.

n.	Consent of Registrants Independent Registered Public Accounting Firm.